Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Net income	$ 725,718	$ 1,259,209	$ 1,543,845	$ 1,902,070
Other comprehensive income (loss):
Net gain (loss) on derivatives (Note 12), net of tax of $(4,881), $4,409, $(10,165), and $13,521, respectively	30,514	(27,944)	63,164	(86,207)
Total other comprehensive income (loss)	30,514	(27,944)	63,164	(86,207)
Comprehensive income	756,232	1,231,265	1,607,009	1,815,863
Comprehensive loss (income) attributable to non-controlling interest	2	0	4	(1)
Total comprehensive income attributable to AerCap Holdings N.V.	$ 756,234	$ 1,231,265	$ 1,607,013	$ 1,815,862